Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets
Intangible assets
13	Intangible assets

	Patent	Software	Total
	RMB’000	RMB’000	RMB’000
Cost
As of January 1, 2024	31,900	4,474	36,374
Purchases	—	1,504	1,504
Disposals	—	(103)	(103)
Effect of movement in exchange rates	—	19	19
As of December 31, 2024	31,900	5,894	37,794
Purchases	—	848	848
Effect of movement in exchange rates	—	(28)	(28)
As of December 31, 2025	31,900	6,714	38,614
Accumulated amortization:
As of January 1, 2024	(9,969)	(1,811)	(11,780)
Amortization	(3,988)	(347)	(4,335)
Disposals	—	2	2
Effect of movement in exchange rates	—	(17)	(17)
As of December 31, 2024	(13,957)	(2,173)	(16,130)
Amortization	(3,987)	(557)	(4,544)
Effect of movement in exchange rates	—	26	26
As of December 31, 2025	(17,944)	(2,704)	(20,648)
Carrying amounts:
As of December 31, 2024	17,943	3,721	21,664
As of December 31, 2025	13,956	4,010	17,966